Note 2 - Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Text Block]
NOTE 2 – SECURITIES AVAILABLE FOR SALE

The fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2011
US Treasury	$4,041,881	$25,775	$0	$4,067,656
US Government and federal agency	15,341,362	239,037	(7,811)	15,572,588
Municipals	2,767,463	123,957	0	2,891,420
Mortgage-backed and collateralized mortgage obligations– residential	11,733,141	317,565	(10,267)	12,040,439
	$33,883,847	$706,334	$(18,078)	$34,572,103
2010
US Treasury	$1,004,240	$6,854	$0	$1,011,094
US Government and federal agency	16,696,952	222,261	(10,497)	16,908,716
Municipals	3,179,898	62,864	(4,468)	3,238,294
Mortgage-backed and collateralized mortgage obligations– residential	15,239,466	236,840	(130,507)	15,345,799
	$36,120,556	$528,819	$(145,472)	$36,503,903

Periodically the Company will implement a strategy to realize market value gains within its securities portfolio to supplement earnings and capital. Proceeds from sales of securities in 2011 totaled $820,285 resulting in a realized gain of $3,288 and no realized loss. Proceeds from security sales in 2010 totaled $3,751,027 resulting in a realized gain of $80,079 and realized loss of $265.

In 2010, several of the securities sold were transferred out of the held to maturity portfolio. As a result, the Company needed to transfer all of its remaining held to maturity securities into the available for sale portfolio in order to comply with accounting guidance. The carrying amount of the securities transferred during 2010 was $5,839,614. Of that total, $3,551,506 was sold. The remaining $2,288,108 had an unrealized gain of $28,192 that was recorded through other comprehensive income upon transfer.

The fair value of debt securities and carrying amount, if different, at year-end 2011 by contractual maturity were as follows.  Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately:

2011	Amortized Cost	Fair Value
Due in one year or less	$4,529,357	$4,565,559
Due from one to five years	15,866,876	16,111,735
Due from five to ten years	1,754,473	1,854,370
Due in more than ten years	0	0
Mortgage-backed and collateralized mortgage obligations – residential	11,733,141	12,040,439
	$33,883,847	$34,572,103

Securities with unrealized losses not recognized in income at year-end 2011 and 2010, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are as follows:

	Less than 12 Months		12 Months or Longer		Total
2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Government and federal agency	$2,060,693	$(7,811)	$0	$0	$2,060,693	$(7,811)
Mortgage-backed and collateralized mortgage obligations - residential	817,615	(4,240)	1,215,921	(6,027)	2,033,536	(10,267)
	$2,878,308	$(12,051)	$1,215,921	$(6,027)	$4,094,229	$(18,078)

	Less than 12 Months		12 Months or Longer		Total
2010	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Government and federal agency	$2,489,266	$(10,497)	$0	$0	$2,489,266	$(10,497)
Municipals	350,532	(4,468)	0	0	350,532	(4,468)
Mortgage-backed and collateralized mortgage obligations - residential	7,887,368	(130,507)	0	0	7,887,368	(130,507)
	$10,727,166	$(145,472)	$0	$0	$10,727,166	$(145,472)

Other-Than-Temporary-Impairment

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. In determining OTTI, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss. If an entity intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss, the OTTI will be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the OTTI will be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

At both year-end 2011 and 2010, approximately 100% of the mortgage-backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government-sponsored entities and agencies, primarily Fannie Mae, Freddie Mac, and Ginnie Mae, institutions which the government has affirmed its commitment to support. At December 31, 2011, seven debt securities had unrealized losses with aggregate depreciation of 0.44% from the amortized cost basis. All seven securities are issued by a government agency. It is likely that these debt securities will be retained given the fact that they are pledged to various public funds. The reported decline in value is not material and is deemed to be market driven. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than U.S. Government and federal agencies, in an amount greater than 10% of common stock and surplus.

Securities pledged at year-end 2011 had a carrying amount of $23,093,022 and were pledged to secure public fund customers, the Federal Reserve Discount Window and customer repurchase agreements.  Pledged securities at year-end 2010 had a carrying amount of $29,206,793.